Note 21 - Changes in Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
		2018		2017
	Million of common shares	Million of Real	Million of common shares	Million of Real

Beginning balance as per statutory books	15,717.6	57,614.1	15,717.6	57,614.1
Share issued	4.5	96.1	–	–
	15,722.1	57,710.2	15,717.6	57,614.1

Disclosure of classes of share capital [text block]
	Capital Reserves
	Treasury shares	Share Premium	Others capital reserves	Share-based Payments	Total

At December 31, 2016	(908.7)	53,662.8	700.9	1,074.9	54,529.9
Purchase of shares and result on treasury shares	13.7	–	–	–	13.7
Share-based payments	–	–	–	157.4	157.4
At December 31, 2017	(895.0)	53,662.8	700.9	1,232.3	54,701.0
Capital Increase	–	–	–	(89.9)	(89.9)
Effect of application of IAS 29 (hyperinflation) (i)	–	–	–	(8.2)	(8.2)
Purchase of shares and result on treasury shares	12.3	–	–	–	12.3
Share-based payments	–	–	–	166.1	166.1
At December 31, 2018	(882.7)	53,662.8	700.9	1,300.3	54,781.3

Disclosure of treasury shares [text block]
	Acquire /realization shares		Result on Treasure Shares	Total Treasure Shares
	Million shares	Million Brazilian Real	Million shares	Million Brazilian Real
At December 31, 2016	16.6	(312.7)	(596.0)	(908.7)
Changes during the year	(9.1)	173.0	(159.3)	13.7
At December 31, 2017	7.5	(139.7)	(755.3)	(895.0)
Changes during the year	(6.4)	118.8	(106.5)	12.3
At December 31, 2018	1.1	(20.9)	(861.8)	(882.7)

Disclosure of net income reserves [text block]
	Net income reserves
	Investments reserve	Statutory reserve	Fiscal incentive	Total

At December 31, 2016	3,859.9	4.5	5,835.7	9,700.1
Interest on shareholder´s equity	(3,770.1)	–	–	(3,770.1)
Fiscal incentive reserve	–	–	1,552.3	1,552.3
Investments reserve	1,177.9	–	–	1,177.9
At December 31, 2017	1,267.7	4.5	7,388.0	8,660.2
Interest on shareholder´s equity	–	–	–	–
Fiscal incentive reserve	–	–	1,331.5	1,331.5
Investments reserve	5,442.3	–	–	5,442.3
At December 31, 2018	6,710.0	4.5	8,719.5	15,434.0

Disclosure of interest on shareholders' equity and dividends [text block]
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	05/15/2018	Dividends	07/30/2018	2018	ON	0.1600	2,515.1
Board of Directors Meeting	12/03/2018	Interest on shareholder´s equity	12/28/2018	2018	ON	0.3200	5,030.5
							7,545.6
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	05/16/2017	Dividends	07/17/2017	2017	ON	0.1600	2,513.1
Board of Directors Meeting	12/01/2017	Interest on shareholder´s equity	12/28/2017	2017	ON	0.3100	4,869.7	(i)
Board of Directors Meeting	12/21/2017	Dividends	02/22/2018	2017	ON	0.0700	1,099.7
							8,482.5
Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	01/15/2016	Interest on shareholder´s equity	02/29/2016	2015	ON	0.1300	2,039.2
Board of Directors Meeting	06/24/2016	Dividends	07/29/2016	2016	ON	0.1300	2,040.8
Board of Directors Meeting	10/19/2016	Dividends	11/25/2016	2016	ON	0.1600	2,511.9
Board of Directors Meeting	12/01/2016	Interest on shareholder´s equity	12/29/2016	2016	ON	0.2200	3,454.2
Board of Directors Meeting	12/22/2016	Dividends	02/23/2017	2016	ON	0.0700	1,099.1
							11,145.2

Disclosure of changes in carrying value of equity [text block]
	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Options granted on subsidiary	Gains/(losses) of non-controlling interest´s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At December 31, 2016	(289.5)	(144.5)	(1,262.2)	(2,390.9)	2,150.7	156.1	(75,238.8)	(77,019.1)
Comprehensive income:
Gains/(losses) on translation of foreign operations	1,928.6	–	–	–	–	–	–	1,928.6
Cash flow hedges	–	513.4	–	–	–	–	–	513.4
Actuarial gains/(losses)	–	–	117.7	–	–	–	–	117.7
Total Comprehensive income	1,928.6	513.4	117.7	–	–	–	–	2,559.7
Options granted on subsidiary	–	–	–	(380.4)	–	–	–	(380.4)
Gains/(losses) of controlling interest´s share	–	–	–	–	(12.1)	–	–	(12.1)
Tax on fictitious dividends	–	–	–	–	(38.7)	–	–	(38.7)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	–	–	–	–	–	–	(75.9)	(75.9)
At December 31, 2017	1,639.1	368.9	(1,144.5)	(2,771.3)	2,099.9	156.1	(75,314.7)	(74,966.5)
Comprehensive income:
Gains/(losses) on translation of foreign operations	1,643.5	–	–	–	–	–	–	1,643.5
Cash flow hedges	–	495.9	–	–	–	–	–	495.9
Actuarial gains/(losses)	–	–	24.8	–	–	–	–	24.8
Total Comprehensive income	1,643.5	495.9	24.8	–	–	–	–	2,164.2
Effect of application of IAS 29 (hyperinflation) (i)	346.4	(88.3)	0.1	–	–	–	–	258.2
Gains/(losses) of controlling interest´s share (ii)	460.1	0.8	3.4	2,651.1	(2,072.9)	–	–	1,042.5
Tax on fictitious dividends	–	–	–	–	(7.4)	–	–	(7.4)
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	–	–	–	–	–	–	(75.9)	(75.9)
At December 31, 2018	4,089.1	777.3	(1,116.2)	(120.2)	19.6	156.1	(75,390.6)	(71,584.9)

Disclosure of earnings per share [text block]
Million shares	2018	2017	2016
	Common	Common	Common

Issued shares at December 31, net of treasury shares (i)	15,718.1	15,705.8	15,696.6
Effect of shares options	138.1	132.2	126.5
Weighted average number of shares (diluted) at December 31	15,856.2	15,838.0	15,823.1

Earnings per share [text block]
	2018	2017	2016
	Common	Common	Common

Income attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Weighted average number of shares (non diluted)	15,718.1	15,705.8	15,696.6
Basic EPS (i)	0.7014	0.4668	0.7993

Income attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Weighted average numbers of shares (diluted)	15,856.2	15,838.1	15,823.2
Diluted EPS (i)	0.6953	0.4629	0.7929

Disclosure for the basis of dividends [text block]
	2018	2017	2016
Net income, attributable to equity holders of Ambev	11,024.7	7,332.0	12,546.6
Prescribed/(complement) dividends	30.1	34.7	21.6
Reversal effect revaluation of property, plant and equipment under the predecessor basis accounting	75.9	75.9	75.9
Impact of the adoption of IFRS 15 (i)	(355.4)	–	–
Effect of application of IAS 29 (hyperinflation) (ii)	3,544.1	–	–
Retained earnings basis for dividends and destinations to Net income reserves	14,319.4	7,442.6	12,644.1

Dividends and Interest on capital distributed and accrued to distribute based on net income for the year
Dividends and Interest on capital paid based on profit	7,545.6	3,612.7	5,651.8
Dividends approved for distribution	–	1,099.7	3,454.2
Total of dividends and Interest on capital	7,545.6	4,712.4	9,106.0
Percentage of distributed profit	53%	63%	72%

Interest on capital distributed and accrued to distribute based on the investment reserve
Interest on capital paid based on the investment reserve	–	3,770.1	–
Total of Interest on capital	–	3,770.1	–

Total of distributed and accrued to distribute	7,545.6	8,482.5	9,106.0
Percentage of distributed profit	53%	114%	72%